PNC LONG-SHORT FUND LLC

Supplement dated January 20, 2009

to the Prospectus dated August 1, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A. The following replaces the section entitled “Expenses” on pages 16-19 of the prospectus:

Expenses

The Manager will provide, or will arrange at its expense for the provision of, certain management and administrative services to the Fund and the Master Fund. Among those services are: providing office space and other support services; maintaining and preserving certain records; preparing and filing various materials with state and U.S. federal regulators; providing legal and regulatory advice in connection with management and administrative services; and reviewing and arranging for payment of the Fund’s and the Master Fund’s expenses.

In consideration of the investment advisory services that the Adviser provides to the Master Fund, the Manager will pay an amount equal to one-half of the Management Fee (as defined herein) and one-half of any Incentive Fee (as defined herein) to the Adviser. The Adviser will bear all of its own costs incurred in providing investment advisory services to the Master Fund.

Fees and expenses borne by the Master Fund (and thus indirectly by the Fund and Members) include:
• All expenses related to the Master Fund’s investment program (other than the Adviser’s own costs), including, but not limited to:

•     The Master Fund’s share of fees paid and expenses reimbursed to Investment Managers (including management fees, performance-based fees and redemption or withdrawal fees, however titled or structured);

• All costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, such as direct and indirect expenses associated with the Master Fund’s investments, including its investments in Investment Funds (whether or not consummated);
• All costs and expenses related to enforcing the Master Fund’s rights in respect of such investments;
• Transfer taxes and premiums;
• Taxes withheld on non-U.S. income;
• Fees for data and software providers;
• Research expenses;
• Brokerage commissions, if applicable in connection with temporary or cash management investments;
• Line of credit commitment fees and interest expense on loans and debit balances;
• Borrowing charges on securities sold short;
• Dividends on securities sold but not yet purchased; and
• Margin fees;
• Fees and out-of-pocket expenses of the Custodian;
• The Management Fee;
• Operational expenses, including, but not limited to:
• Attorneys’ fees and disbursements;
• Fees and disbursements of accountants and tax professionals related to the annual audit and tax return preparation of the Master Fund;
• The Administrative Fee and the Administrator’s out-of-pocket expenses;
• The costs of errors and omissions, directors’ and officers’ liability insurance and a fidelity bond;

• The costs of preparing and mailing reports and other communications, including proxy, tender offer correspondence or similar materials, to the Master Fund’s members;

• Fees and travel expenses of Directors relating to meetings of the Master Fund’s Board and committees thereof;

• Fees and travel expenses of the Chief Compliance Officer; and

• Any extraordinary expenses, including indemnification expenses.

Fees and expenses borne by the Fund (and thus indirectly by Members) include:

• Operational expenses, including, but not limited to:

• Attorneys’ fees and disbursements;

• Fees and disbursements of accountants and tax professionals related to the annual audit and tax return preparation of the Fund;

• The Administrative Fee and the Administrator’s out-of-pocket expenses paid by the Fund;

• Escrow fees and related expenses;

• The costs of errors and omissions, directors’ and officers’ liability insurance and a fidelity bond;

• The costs of preparing and mailing reports and other communications, including proxy, tender offer correspondence or similar materials, to Members;

• Fees and travel expenses of Directors relating to meetings of the Board and committees thereof; and

• Any extraordinary expenses, including indemnification expenses;

• Registration fees;

• The Incentive Fee, if any.

The Fund will pay the ongoing offering costs incurred in connection with the periodic offers of Interests. The Fund as an investor in the Master Fund will also bear its pro rata share of any ongoing offering costs incurred in connection with the periodic offers of the Master Fund’s interests.

B. The following replaces the section entitled “Fund Expenses” on pages 73-75 of the prospectus:

The Manager will provide, or will arrange at its expense for the provision of, certain management and administrative services to the Fund and the Master Fund. Among those services are: providing office space and other support services; maintaining and preserving certain records; preparing and filing various materials with state and U.S. federal regulators; providing legal and regulatory advice in connection with management and administrative services; and reviewing and arranging for payment of the Fund’s and the Master Fund’s expenses.

In consideration of the investment advisory services that the Adviser provides to the Master Fund, the Manager will pay an amount equal to one-half of the Management Fee and one-half of any Incentive Fee to the Adviser. The Adviser will bear all of its own costs incurred in providing investment advisory services to the Master Fund.

Fees and expenses borne by the Master Fund (and thus indirectly by the Fund and Members) include:

•	All expenses related to the Master Fund’s investment program (other than the Adviser’s own costs), including, but not limited to:

•	The Master Fund’s share of fees paid and expenses reimbursed to Investment Managers (including management fees, performance-based fees and redemption or withdrawal fees, however titled or structured);

•

All costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account, such as direct and indirect expenses associated with the Master Fund’s investments, including its investments in Investment Funds (whether or not consummated);

•	All costs and expenses related to enforcing the Master Fund’s rights in respect of such investments;

•	Transfer taxes and premiums;

•	Taxes withheld on non-U.S. income;

•	Fees for data and software providers;

•	Research expenses;

•	Brokerage commissions, if applicable in connection with temporary or cash management investments;

•	Line of credit and commitment fees and interest expenses on loans and debit balances;

•	Borrowing charges on securities sold short;

•	Dividends on securities sold but not yet purchased; and

•	Margin fees;

•	Fees and out-of-pocket expenses of the Custodian;

•	The Management Fee;

•	Operational expenses, including, but not limited to:

•	Attorneys’ fees and disbursements;

•	Fees and disbursements to accountants and tax professionals and expenses related to the annual audit of the Master Fund;

•	The portion of the Administrative Fee and the Administrator’s out-of-pocket expenses paid by the Master Fund;

•	The costs of errors and omissions, directors’ and officers’ liability insurance and a fidelity bond;

•	The costs of preparing and mailing reports and other communications, including proxy, tender offer correspondence or similar materials, to the Master Fund’s members;

•	Fees and travel expenses of Directors relating to meetings of the Master Fund’s Board and committees thereof;

•	Fees and travel expenses of the Chief Compliance Officer; and

•	Any extraordinary expenses, including indemnification expenses.

Fees and expenses borne by the Fund (and thus indirectly by Members) include:

•	Operational expenses, including, but not limited to:

•	Any interest expense;

•	Attorneys’ fees and disbursements;

•	Fees and disbursements of accountants and expenses related to the annual audit of the Fund;

•	The Administrative Fee and the Administrator’s out-of-pocket expenses paid by the Fund;

•	Escrow fees and related expenses;

•	The costs of errors and omissions, directors’ and officers’ liability insurance and a fidelity bond;

•	The costs of preparing and mailing reports and other communications, including proxy, tender offer correspondence or similar materials, to Members;

•	Fees and travel expenses of Directors relating to meetings of the Board and committees thereof; and

•	Any extraordinary expenses, including indemnification expenses;

•	Registration fees;

•	The Incentive Fee, if any.

The Fund will pay the ongoing offering costs incurred in connection with the periodic offers of Interests. The Fund as an investor in the Master Fund will also bear its pro rata share of any ongoing offering costs incurred in connection with the periodic offers of the Master Fund’s interests.

Investment Funds will bear various expenses in connection with their operations similar to those incurred by the Fund and the Master Fund. Investment Managers generally will assess asset-based fees to and receive performance-based fees from the Investment Funds (or their investors), which effectively will reduce the investment return of the Investment Funds. These expenses and fees will be in addition to those incurred by the Fund and the Master Fund themselves. As an indirect investor in the Investment Funds, the Fund will bear its proportionate share of the expenses and fees of the Investment Funds, including any performance-based fees payable to the Investment Managers.